                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Financial Services Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended November 30, 2005

Total Return for the 6 Months Ended November 30, 2005

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper Financial Services Funds Index[2]
11.21%	10.75%	10.80%	11.36%	5.87%	10.03%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the six-month reporting period ended November 30, 2005, the broad stock market generated a positive return overall. In May, June and July, the market rallied on improved sentiment as investors moved past what was a difficult start to the calendar year. Despite rising interest rates and sustained high oil prices, evidence of moderate economic growth and a resilient consumer buoyed investor optimism for stock investing. Additionally, corporate profits continued to show strength and a resurgence of merger and acquisition activity further boosted confidence. However, the market climate was more challenging from August through mid-October, as oil prices hit new record highs, the Gulf Coast hurricanes made landfall and consumer data began to slip. As the period came to a close, the market again changed course to an upward climb, due to improved consumer confidence and gas price relief. Data also indicated that inflationary pressures were largely contained.

Against this backdrop, the financial services sector outperformed the broad market average. Previously, financial services stocks had been held back as investors grappled with the Federal Open Market Committee's (the Fed's) series of interest rate hikes, which began in June 2004. In fact, in the first several months of 2005, the financial services sector dramatically underperformed the broad market due to the negative outlook for many financial companies amid rising rates. However, in April, a change in sentiment and improved sector fundamentals helped stem declining performance. Investors had become accustomed to the Fed's rate increases, and saw that many financial services companies were still able to meet their earnings targets and that the economy continued to grow at a moderate clip.

Performance Analysis

Morgan Stanley Financial Services Trust outperformed the S&P 500® Index and the Lipper Financial Services Funds Index for the six months ended November 30, 2005, assuming no deduction of applicable sales charges.

We note two distinct performance trends within the financial services market during the period. First, stocks that showed marked improvement included companies with capital markets exposure, more growth-oriented (higher-beta) stocks such as those in the consumer finance group, and insurance stocks (especially life insurance). Second, in contrast, the portfolio's laggards were largely grouped among banks, thrifts and real estate investment trusts (REITs). The Fund was well positioned in this environment. Our investment discipline had led us to favor companies in the leading groups, while de-emphasizing stocks from the aforementioned underperforming industries. Although such positioning hurt the Fund in the previous year—when, in our view, banking and thrift stocks' valuations appeared unattractive and fundamentals were worsening—we believe our steadfastness served the Fund well. In terms of individual holdings, the Fund's best performing positions represented a variety of financial service businesses, including asset management, securities processing, online brokerage, consumer finance and life insurance.

Another positive contributor to performance was our decision to increase international exposure. Our selection in Japanese and South Korean banking stocks particularly benefited the Fund's performance. While such foreign holdings did help the Fund gain ground relative to more domestically oriented peers, the positioning held the Fund back relative to global peers. (The Fund's mandate allows international exposure up to 25 percent of the Fund's net assets in securities that are not listed in the U.S. on a national securities exchange.)

Generally speaking, the Fund had few notable detractors from performance during the period. The Fund's worst performing stocks were largely regional banks, due to stock-specific circumstances. Other areas that did not perform as strongly as the leading areas included reinsurance stocks, which declined due to losses relating to the Gulf hurricanes.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities of companies engaged in financial services and related industries. These companies include businesses such as asset management companies, securities brokerage firms, financial planning, banks, insurance companies, leasing companies, government-sponsored agencies, credit and finance companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies. A company will be considered engaged in financial services or related industries if it derives at least 35 percent of its revenues or earnings from those industries or it devotes at least 35 percent of its assets to those industries.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Citigroup Inc.	7.5%
Bank of America Corp.	5.6
Wells Fargo & Co.	4.0
Wachovia Corp.	3.9
Merrill Lynch & Co., Inc.	3.5
U.S. Bancorp	3.4
Freddie Mac	3.3
Goldman Sachs Group Inc.	3.1
MBNA Corp.	2.8
State Street Corp.	2.7

TOP FIVE INDUSTRIES
Major Banks	28.0%
Financial Conglomerates	16.6
Regional Banks	15.0
Investment Banks/Brokers	9.9
Finance/Rental/Leasing	9.4

Data as of November 30, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 02/26/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	FSVAX		FSVBX		FSVCX		FSVDX
1 Year	11.10%	[3]	10.22%	[3]	10.34%	[3]	11.40%	[3]
	5.27	[4]	5.30	[4]	9.35	[4]	—
5 Years	6.83	[3]	6.02	[3]	6.09	[3]	7.09	[3]
	5.69	[4]	5.70	[4]	6.09	[4]	—
Since Inception	10.39	[3]	10.82	[3]	9.58	[3]	10.57	[3]
	9.67	[4]	10.82	[4]	9.58	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2)	The Lipper Financial Services Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Financial Services Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 – 11/30/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	06/01/05	11/30/05	06/01/05 – 11/30/05
Class A
Actual (11.21% return)	$1,000.00	$1,112.10	$6.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.63

Class B
Actual (10.75% return)	$1,000.00	$1,107.50	$10.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.74	$10.40

Class C
Actual (10.80% return)	$1,000.00	$1,108.00	$10.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.74	$10.40

Class D
Actual (11.36% return)	$1,000.00	$1,113.60	$5.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.75	$5.37

*	Expenses are equal to the Fund's annualized expense ratio of 1.31%, 2.06%, 2.06% and 1.06% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Finance/Rental/Leasing (9.4%)
68,700	Capital One Financial Corp.	$5,706,222
113,200	Freddie Mac	7,069,340
226,500	MBNA Corp.	6,063,405
21,000	Takefuji Corp.**	1,413,838
		20,252,805
	Financial Conglomerates (16.6%)
331,000	Citigroup, Inc.	16,070,050
41,700	Hypo Real Estate Holding AG**	2,167,057
90,812	JPMorgan Chase & Co.	3,473,559
57,100	Prudential Financial, Inc.	4,419,540
101,400	State Street Corp.	5,849,766
40,800	UBS AG (ADR) (Switzerland)	3,750,336
		35,730,308
	Insurance Brokers/Services (1.9%)
128,800	Marsh & McLennan Companies, Inc.	3,978,632
	Investment Banks/Brokers (10.0%)
136,100	Ameritrade Holding Corp.	3,179,296
52,100	Goldman Sachs Group Inc. (The)	6,718,816
112,100	Merrill Lynch & Co., Inc.	7,445,682
254,800	Schwab (Charles) Corp. (The)	3,885,700
		21,229,494
	Investment Managers (2.4%)
55,000	Franklin Resources, Inc.	5,108,400
	Life/Health Insurance (2.0%)
84,400	MetLife, Inc.	4,341,536
	Major Banks (28.0%)
224,800	Banco Bilbao Vizcaya Argentina, S.A. (Spain)**	3,961,723
260,400	Bank of America Corp.	11,949,756
48,800	BNP Paribas S.A. (France)**	3,840,553
26,300	Deutsche Bank AG (Registered Shares)**	2,567,564
85,800	Huntington Bancshares, Inc.	2,055,768
177,000	Joyo Bank, Ltd. (The)**	999,471
52,000	Kookmin Bank (ADR)(South Korea)	3,431,480
323,000	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	4,085,950
32,700	Raiffeisen International Bank Holdings**	$2,028,290
110,600	Royal Bank of Scotland Group PLC**	3,142,087
69,400	SunTrust Banks, Inc.	5,048,156
157,400	Wachovia Corp.	8,405,160
136,700	Wells Fargo & Co.	8,591,595
		60,107,553
	Multi-Line Insurance (5.9%)
15,800	Allianz AG (Registered Shares)**	2,295,318
34,700	American International Group, Inc.	2,329,758
66,900	Hartford Financial Services Group, Inc. (The)	5,845,053
33,200	PartnerRe Ltd.	2,266,896
		12,737,025
	Property – Casualty Insurers (7.8%)
92,500	ACE Ltd. (Cayman Islands)	5,133,750
47,800	Chubb Corp. (The)	4,628,952
96,000	St. Paul Travelers Companies, Inc. (The)	4,466,880
39,200	XL Capital Ltd. (Class A) (Cayman Islands)	2,602,096
		16,831,678
	Regional Banks (15.0%)
35,600	Alabama National BanCorporation	2,360,280
52,900	City National Corp.	3,863,287
84,300	First Republic Bank	3,268,311
159,875	Fulton Financial Corp.	2,778,627
30,000	M&T Bank Corp.	3,246,600
59,600	Marshall & Ilsley Corp.	2,561,608
130,700	North Fork Bancorporation, Inc.	3,528,900
242,900	U.S. Bancorp	7,355,012
82,500	Wilmington Trust Corp.	3,340,425
		32,303,050
	Total Common Stocks (Cost $161,928,117)	212,620,481

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (0.9%)
	Repurchase Agreement
$2,022	Joint repurchase agreement account 4.005% due 12/01/05 (dated 11/30/05; proceeds $2,022,225) (a) (Cost $2,022,000)	$2,022,000

Total Investments (Cost $163,950,117) (b)	99.9%	214,642,481
Other Assets in Excess of Liabilities	0.1	100,520
Net Assets	100.0%	$214,743,001

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Securities with total market value equal to $22,415,901 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $51,598,654 and the aggregate gross unrealized depreciation is $906,290, resulting in net unrealized appreciation of $50,692,364.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Major Banks	$60,107,553	28.0%
Financial Conglomerates	35,730,308	16.6
Regional Banks	32,303,050	15.0
Investment Banks/Brokers	21,229,494	10.0
Finance/Rental/Leasing	20,252,805	9.4
Property – Casualty Insurers	16,831,678	7.8
Multi-Line Insurance	12,737,025	5.9
Investment Managers	5,108,400	2.4
Life/Health Insurance	4,341,536	2.0
Insurance Brokers/Services	3,978,632	1.9
Repurchase Agreement	2,022,000	0.9
	$214,642,481	99.9%

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $163,950,117)	$214,642,481
Receivable for:
Investments sold	905,174
Dividends	523,629
Shares of beneficial interest sold	39,694
Foreign withholding taxes reclaimed	39,420
Prepaid expenses and other assets	32,732
Total Assets	216,183,130
Liabilities:
Payable for:
Investments purchased	857,721
Shares of beneficial interest redeemed	262,281
Investment advisory fee	118,464
Distribution fee	109,392
Transfer agent fee	28,711
Administration fee	14,145
Accrued expenses and other payables	49,415
Total Liabilities	1,440,129
Net Assets	$214,743,001
Composition of Net Assets:
Paid-in-capital	$137,389,062
Net unrealized appreciation	50,698,422
Accumulated undistributed net investment income	1,775,321
Accumulated undistributed net realized gain	24,880,196
Net Assets	$214,743,001
Class A Shares:
Net Assets	$81,007,273
Shares Outstanding (unlimited authorized, $.01 par value)	5,204,170
Net Asset Value Per Share	$15.57
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.43
Class B Shares:
Net Assets	$102,364,293
Shares Outstanding (unlimited authorized, $.01 par value)	7,099,457
Net Asset Value Per Share	$14.42
Class C Shares:
Net Assets	$9,154,076
Shares Outstanding (unlimited authorized, $.01 par value)	632,707
Net Asset Value Per Share	$14.47
Class D Shares:
Net Assets	$22,217,359
Shares Outstanding (unlimited authorized, $.01 par value)	1,408,209
Net Asset Value Per Share	$15.78

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $9,216 foreign withholding tax)	$2,600,765
Interest	53,654
Total Income	2,654,419
Expenses
Investment advisory fee	742,592
Distribution fee (Class A shares)	97,645
Distribution fee (Class B shares)	559,807
Distribution fee (Class C shares)	46,078
Transfer agent fees and expenses	218,648
Administration fee	88,668
Shareholder reports and notices	43,507
Registration fees	34,579
Professional fees	30,436
Custodian fees	9,154
Trustees' fees and expenses	1,292
Other	10,244
Total Expenses	1,882,650
Net Investment Income	771,769
Net Realized and Unrealized Gain:
Net Realized Gain/Loss on:
Investments	11,102,490
Foreign exchange transactions	(37,675)
Net Realized Gain	11,064,815
Net Change in Unrealized Appreciation/Depreciation on:
Investments	10,817,438
Net translation of other assets and liabilities denominated in foreign currencies	(73)
Net Appreciation	10,817,365
Net Gain	21,882,180
Net Increase	$22,653,949

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005	FOR THE YEAR ENDED MAY 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$771,769	$986,442
Net realized gain	11,064,815	29,795,272
Net change in unrealized appreciation/depreciation	10,817,365	(19,060,946)
Net Increase	22,653,949	11,720,768
Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(740,527)
Class B shares	—	(26,171,717)
Class C shares	—	(1,249,097)
Class D shares	—	(1,338,674)
Total Distributions	—	(29,500,015)
Net decrease from transactions in shares of beneficial interest	(40,786,121)	(62,725,636)
Net Decrease	(18,132,172)	(80,504,883)
Net Assets:
Beginning of period	232,875,173	313,380,056
End of Period (Including accumulated undistributed net investment income of $1,775,321 and $1,003,552, respectively)	$214,743,001	$232,875,173

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2005 (unaudited) continued

expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2005 (unaudited) continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the fund's daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2005 (unaudited) continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,631,618 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares $147,478 and $278, respectively and received $6,596 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $42,380,543 and $81,705,593, respectively.

For the six months ended November 30, 2005, the Fund incurred brokerage commissions of $31,173, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2005 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	40,261	$215,079	114,707	$1,670,650
Conversion from Class B	648,938	9,882,723	5,270,029	70,271,353
Reinvestment of distributions	—	—	42,621	617,152
Redeemed	(1,019,599)	(14,844,633)	(344,770)	(4,873,966)
Net Increase (decrease) – Class A	(330,400)	(4,746,831)	5,082,587	67,685,189
CLASS B SHARES
Sold	94,345	1,293,527	398,322	5,452,672
Conversion to Class A	(699,344)	(9,882,723)	(5,661,126)	(70,271,353)
Reinvestment of distributions	—	—	1,759,326	23,768,492
Redeemed	(1,747,501)	(23,192,949)	(5,819,991)	(79,347,033)
Net decrease – Class B	(2,352,500)	(31,782,145)	(9,323,469)	(120,397,222)
CLASS C SHARES
Sold	9,899	134,419	61,304	852,468
Reinvestment of distributions	—	—	86,766	1,175,689
Redeemed	(104,159)	(1,412,221)	(269,750)	(3,665,959)
Net decrease – Class C	(94,260)	(1,277,802)	(121,680)	(1,637,802)
CLASS D SHARES
Sold	3,276	48,975	1,101,012	16,160,993
Reinvestment of distributions	—	—	20,452	299,420
Redeemed	(207,138)	(3,028,318)	(1,577,862)	(24,836,214)
Net decrease – Class D	(203,862)	(2,979,343)	(456,398)	(8,375,801)
Net decrease in Fund	(2,981,022)	$(40,786,121)	(4,818,960)	$(62,725,636)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2005 (unaudited) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Financial Services Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31,
			2005	2004	2003	2002	2001
	(unaudited	)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.00		$14.88	$13.03	$13.93	$13.64	$10.92
Income (loss) from investment operations:
Net investment income‡	0.08		0.14	0.09	0.07	0.01	0.03
Net realized and unrealized gain (loss)	1.49		0.62	1.94	(0.96)	0.34	2.69
Total income (loss) from investment operations	1.57		0.76	2.03	(0.89)	0.35	2.72
Less distributions from capital gains	—		(1.64)	(0.18)	(0.01)	(0.06)	—
Net asset value, end of period	$15.57		$14.00	$14.88	$13.03	$13.93	$13.64
Total Return†	11.21	% (1)	4.73%	15.64%	(6.39)%	2.60%	24.91%
Ratios to Average Net Assets(3):
Expenses	1.31	% (2)	1.27%	1.22%	1.23%	1.17%	1.14%
Net investment income	1.08	% (2)	0.99%	0.62%	0.55%	0.07%	0.27%
Supplemental Data:
Net assets, end of period, in thousands	$81,007		$77,488	$6,725	$6,264	$7,247	$7,173
Portfolio turnover rate	20	% (1)	58%	99%	158%	176%	254%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31,
			2005	2004	2003	2002	2001
	(unaudited	)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.02		$14.04	$12.40	$13.35	$13.19	$10.64
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.03	(0.02)	(0.02)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	1.38		0.59	1.84	(0.92)	0.31	2.61
Total income (loss) from investment operations	1.40		0.62	1.82	(0.94)	0.22	2.55
Less distributions from capital gains	—		(1.64)	(0.18)	(0.01)	(0.06)	—
Net asset value, end of period	$14.42		$13.02	$14.04	$12.40	$13.35	$13.19
Total Return†	10.75	% (1)	3.91%	14.82%	(7.04)%	1.70%	23.97%
Ratios to Average Net Assets(3):
Expenses	2.06	% (2)	2.02%	1.98%	1.99%	1.93%	1.93%
Net investment loss	0.33	% (2)	0.23%	(0.14)%	(0.21)%	(0.69)%	(0.52)%
Supplemental Data:
Net assets, end of period, in thousands	$102,364		$123,043	$263,666	$286,304	$414,670	$481,517
Portfolio turnover rate	20	% (1)	58%	99%	158%	176%	254%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31,
			2005	2004	2003	2002	2001
	(unaudited	)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.06		$14.07	$12.42	$13.36	$13.19	$10.64
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.04	(0.02)	(0.01)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	1.39		0.59	1.85	(0.92)	0.31	2.61
Total income (loss) from investment operations	1.41		0.63	1.83	(0.93)	0.23	2.55
Less distributions from capital gains	—		(1.64)	(0.18)	(0.01)	(0.06)	—
Net asset value, end of period	$14.47		$13.06	$14.07	$12.42	$13.36	$13.19
Total Return†	10.80	% (1)	3.97%	14.88%	(6.96)%	1.78%	23.97%
Ratios to Average Net Assets(3):
Expenses	2.06	% (2)	1.94%	1.96%	1.88%	1.84%	1.93%
Net investment income (loss)	0.33	% (2)	0.31%	(0.12)%	(0.10)%	(0.60)%	(0.52)%
Supplemental Data:
Net assets, end of period, in thousands	$9,154		$9,496	$11,944	$11,175	$13,442	$15,047
Portfolio turnover rate	20	% (1)	58%	99%	158%	176%	254%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005		FOR THE YEAR ENDED MAY 31,
			2005	2004	2003	2002	2001
	(unaudited	)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.17		$15.01	$13.11	$13.98	$13.66	$10.91
Income (loss) from investment operations:
Net investment income‡	0.10		0.18	0.13	0.10	0.04	0.07
Net realized and unrealized gain (loss)	1.51		0.62	1.95	(0.96)	0.34	2.68
Total income (loss) from investment operations	1.61		0.80	2.08	(0.86)	0.38	2.75
Less distributions from capital gains	—		(1.64)	(0.18)	(0.01)	(0.06)	—
Net asset value, end of period	$15.78		$14.17	$15.01	$13.11	$13.98	$13.66
Total Return†	11.36	% (1)	4.97%	15.93%	(6.15)%	2.82%	25.21%
Ratios to Average Net Assets(3):
Expenses	1.06	% (2)	1.02%	0.98%	0.99%	0.93%	0.93%
Net investment income	1.33	% (2)	1.25%	0.86%	0.79%	0.31%	0.48%
Supplemental Data:
Net assets, end of period, in thousands	$22,217		$22,848	$31,046	$37,032	$34,086	$23,081
Portfolio turnover rate	20	% (1)	58%	99%	158%	176%	254%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

36000RPT-RA06-00014PY11/05	MORGAN STANLEY FUNDS
Morgan Stanley Financial Services Trust Semiannual Report November 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End
         Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.  Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 19, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer
                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: January 19, 2006
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

                    Morgan Stanley Financial Services Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 19, 2006                               /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by
Morgan Stanley Financial Services Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2005 is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 19, 2006                               /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by
Morgan Stanley Financial Services Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9